Taxes Payable - Summary of taxes payable (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Taxes Payable [Line Items]
Non current	$ 1	$ 2	$ 3
Current	173	143	188
VAT [member]
Disclosure of Taxes Payable [Line Items]
Current	26	20	42
Withholdings and Perceptions [member]
Disclosure of Taxes Payable [Line Items]
Current	46	32	22
Royalties [member]
Disclosure of Taxes Payable [Line Items]
Current	77	61	46
Tax on Fuels [member]
Disclosure of Taxes Payable [Line Items]
Current	0	7	37
IIBB [member]
Disclosure of Taxes Payable [Line Items]
Current	8	3	3
Miscellaneous [member]
Disclosure of Taxes Payable [Line Items]
Non current	1	2	3
Current	$ 16	$ 20	$ 38